Investments - Schedule of Net Unrealized Gain (Loss) on Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments [Abstract]
Unrealized gain (loss) on equity securities	$ 2,575	$ 3,080	$ (3,561)
Unrealized gain (loss) on other investments	382	989	(2,225)
Unrealized (loss) gain on equity-method investments at fair value	(1,567)	(1,385)	274
Net unrealized (gain) loss on investments	$ 1,390	$ 2,684	$ (5,512)